STOCK OPTIONS (Details 1) - Employee Stock Option [Member]	12 Months Ended
Mar. 31, 2018 USD ($)
February 17, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	3 years 10 months 20 days
Risk free rate	1.59%
Dividend rate	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value	$ 136,613
July 1, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	3 years 3 months
Risk free rate	1.59%
Dividend rate	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value	$ 1,259,487
June 20, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	3 years 2 months 19 days
Risk free rate	1.59%
Dividend rate	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value	$ 118,957
November 24 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	4 years 7 months 24 days
Risk free rate	1.59%
Dividend rate	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value	$ 694,384
December 14, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	4 years 8 months 16 days
Risk free rate	1.59%
Dividend rate	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value	$ 1,260,437
April 21, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	6 years 1 month 10 days
Risk free rate	1.59%
Dividend rate	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value	$ 2,582,890
April 26, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	5 years 25 days
Risk free rate	1.59%
Dividend rate	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value	$ 213,750
August 8, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	5 years 4 months 10 days
Risk free rate	1.59%
Dividend rate	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value	$ 652,068
February 6, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	5 years 10 months 10 days
Risk free rate	1.59%
Dividend rate	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value	$ 245,200
February 13, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	5 years 10 months 17 days
Risk free rate	1.59%
Dividend rate	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value	$ 148,750
April 1, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	3 years 4 days
Risk free rate	1.59%
Dividend rate	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value	$ 230,930
August 3, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	6 years 4 months 6 days
Risk free rate	1.59%
Dividend rate	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value	$ 387,209
September 1, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	9 years 5 months 5 days
Risk free rate	1.59%
Dividend rate	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value	$ 1,832,304
January 24, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	6 years 9 months 25 days
Risk free rate	1.59%
Dividend rate	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value	$ 491,036